Equity accounted investments - Rand (Details) - ZAR (R) R in Millions		1 Months Ended					12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	[1]						R 7,594	R 5,621
Reversal of impairment							7	0		R 2
Balance at end of the year		R 8,471	R 7,594	[1]	R 5,621	[1]	8,471	7,594	[1]	5,621	[1]
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year							649	691		397
Share of results of equity-accounted investee after tax							236	287		400
Dividends received		(188)	(156)		(112)		(307)	(329)		(112)
Preference shares redeemed							0	0		(114)
Reversal of impairment							0	0		120
Balance at end of the year		R 578	R 649		R 691		R 578	R 649		R 691

[1]	* Restated — see note 1.5